Hotchkis & Wiley Large Cap Value Fund
(the “Fund”)
A series of Hotchkis & Wiley Funds
(the “Trust”)

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Trust, at a meeting held on August 14, 2013, approved a change to the Fund’s 80% non-fundamental investment policy.  Effective October 28, 2013, the Fund’s 80% non-fundamental investment policy will be as follows:

The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of large capitalization companies.

Hotchkis & Wiley Capital Management, LLC does not believe that this policy change will result in any material change in the way it manages the Fund’s portfolio.

PLEASE RETAIN THIS NOTICE FOR FUTURE REFERENCE

Hotchkis & Wiley Mid-Cap Value Fund
(the “Fund”)
A series of Hotchkis & Wiley Funds
(the “Trust”)

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Trust, at a meeting held on August 14, 2013, approved a change to the Fund’s 80% non-fundamental investment policy.  Effective October 28, 2013, the Fund’s 80% non-fundamental investment policy will be as follows:

The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of mid capitalization companies.

Hotchkis & Wiley Capital Management, LLC does not believe that this policy change will result in any material change in the way it manages the Fund’s portfolio.

PLEASE RETAIN THIS NOTICE FOR FUTURE REFERENCE

Hotchkis & Wiley Small Cap Value Fund
(the “Fund”)
A series of Hotchkis & Wiley Funds
(the “Trust”)

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Trust, at a meeting held on August 14, 2013, approved a change to the Fund’s 80% non-fundamental investment policy.  Effective October 28, 2013, the Fund’s 80% non-fundamental investment policy will be as follows:

The Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in equity securities of small capitalization companies.

Hotchkis & Wiley Capital Management, LLC does not believe that this policy change will result in any material change in the way it manages the Fund’s portfolio.

PLEASE RETAIN THIS NOTICE FOR FUTURE REFERENCE